Other Assets (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)
Deferred Costs, Capitalized and Other Assets Disclosure [Line Items]
Security deposits for leased property	₨ 4,232.1	$ 67.9	₨ 3,728.7
Sundry accounts receivable	12,492.3	200.5	22,455.4
Advance tax (net of provision for taxes)	14,703.2	236.0	12,251.3
Advances	2,682.1	43.0	1,444.8
Prepaid expenses	1,454.2	23.3	1,160.2
Restricted cash/ securitization margin for credit enhancement and securitized transactions	3,197.0	51.3	3,677.4
Derivatives	72,415.7	1,162.2	142,479.3
Others	19,301.4	309.8	27,093.9
Total	₨ 130,478.0	$ 2,094.0	₨ 214,291.0